General Information	12 Months Ended
Jun. 30, 2021
Disclosure Of General Information About Financial Statements [Abstract]
General Information	GENERAL INFORMATION
Harmony Gold Mining Company Limited (the company) and its subsidiaries (collectively Harmony or the group) are engaged in gold mining and related activities, including exploration, extraction and processing. Gold bullion, the group’s principal product, is currently produced at its operations in South Africa and Papua New Guinea (PNG). Uranium and silver are produced as by-products.

The company is a public company, incorporated and domiciled in South Africa. The address of its registered office is Randfontein Office Park, Corner Main Reef Road and Ward Avenue, Randfontein, 1759.

The consolidated financial statements were authorised for issue by the board of directors on 29 October 2021.